As filed with the Securities and Exchange Commission on June 24, 1997


                                                  Registration No. 33-65818
                                                          File No. 811-7862
---------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X/
-------------------------------------------------------          ---

                       /    / Pre-Effective Amendment No.


                      / X/  Post-Effective Amendment No. 5


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY     / X/

                                  ACT OF 1940


                             / X/   Amendment No. 7


                        (Check appropriate box or boxes)

                              CASH RESOURCE TRUST

               (Exact name of registrant as specified in charter)

                              901 East Byrd Street

                            Richmond, Virginia 23219

                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code (804) 782-3647

                                ---------------

                          PAUL F. COSTELLO, President

                              Cash Resource Trust

                              901 East Byrd Street

                            Richmond, Virginia 23219

                    (Name and address of agent for service)

                               -----------------

                                    Copy to:

                          TIMOTHY W. DIGGINS, Esquire

                                  ROPES & GRAY

                            One International Place

                          Boston, Massachusetts 02110

                                 --------------

It is proposed that this filing will become effective (check appropriate box):


  immediately upon filing pursuant to paragraph (b)


X on June 30, 1997 pursuant to paragraph (b)

  60 days after filing pursuant to paragraph (a)

  on (date) pursuant to paragraph (a)(1)

  75 days after filing pursuant to paragraph (a)(2)

  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Cash Resource Trust registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. A Rule 24f-2 notice in respect of the Trust's fiscal year ending July 31, 1996 was filed on September 24, 1996.

THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO THE CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND AND CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND OF CASH RESOURCE TRUST. NO INFORMATION RELATING TO ANY OTHER SERIES OF CASH RESOURCE TRUST IS AMENDED OR SUPERSEDED HEREBY.


                                            -2-





       The Cross Reference Sheet in respect of Part A and Part B for (i) the Cash Resource California Tax-Exempt Money Market Fund and the Cash Resource New York Tax-Exempt Money Market Funds and (ii) the

Prospectuses in respect of the above-named Funds, which are contained in Post-Effective Amendment No. 3 to Cash Resource Trust's Registration Statement on Form N-1A (File No. 33- 65818) filed on August 12, 1996, are incorporated herein by reference.

                                                                  June 30, 1997

             Cash Resource California Tax-Exempt Money Market Fund

                Supplement to Prospectus dated November 1, 1996

       The following unaudited financial highlights of Cash Resource California Tax-Exempt Money Market Fund have been derived from the Fund's unaudited financial statements and cover the period December 9, 1996 (the Fund's commencement of operations) through January 31, 1997.


FINANCIAL HIGHLIGHTS


                                                         Period Ended
                                                           1/31/97*
                                                          (Unaudited)

--------------------------------------------------   ---------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                       0.004
DISTRIBUTIONS
  Net investment income                                      (0.004)

--------------------------------------------------   ---------------------------
NET ASSET VALUE, END OF PERIOD                              $ 1.000
--------------------------------------------------   ---------------------------

Total Return                                                  0.41%
--------------------------------------------------   ---------------------------

Ratios/Supplemental Data
--------------------------------------------------   ---------------------------

Net assets, end of period (in thousands)                 $  82,202

Ratio of expenses to average net assets                      0.75%(a)

Ratio of expenses to average net assets
 excluding waivers                                           0.75%(a)

Ratio of net investment income to average net
 assets                                                      2.70%(a)
--------------------------------------------------   ---------------------------

(a) Annualized.

* For the period from December 9, 1996 (commencement of operations) to January 31, 1997.



                                                                  June 30, 1997

              Cash Resource New York Tax-Exempt Money Market Fund

                Supplement to Prospectus dated November 1, 1996

      The following unaudited financial highlights of Cash Resource New York Tax-Exempt Money Market Fund have been derived from the Fund's unaudited financial statements and cover the period December 9, 1996 (the Fund's commencement of operations) through January 31, 1997.


FINANCIAL HIGHLIGHTS



                                                             Period Ended
                                                               1/31/97*
                                                              (Unaudited)

---------------------------------------------------  ------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.004
DISTRIBUTIONS
  Net investment income                                          (0.004)
---------------------------------------------------  ------------------------

NET ASSET VALUE, END OF PERIOD                                  $ 1.000
---------------------------------------------------  ------------------------

Total Return                                                       0.41%
---------------------------------------------------  ------------------------

Ratios/Supplemental Data
---------------------------------------------------  ------------------------

Net assets, end of period (in thousands)                        $ 7,902

Ratio of expenses to average net assets                            0.80%(a)

Ratio of expenses to average net assets
 excluding waivers                                                 1.04%(a)

Ratio of net investment income to average net
 assets                                                            2.71%(a)
---------------------------------------------------  ------------------------

(a) Annualized.

* For the period from December 9, 1996 (commencement of operations) to January 31, 1997.

       The Statement of Additional Information in respect of the Funds, which is contained in Post-Effective Amendment No. 3 to Cash Resource Trust's Registration Statement on Form N-1A (File No. 33-65818) filed on August 12, 1996, is incorporated herein by reference.

                                                                 June 30, 1997

                              Cash Resource Trust
             Cash Resource California Tax-Exempt Money Market Fund
              Cash Resource New York Tax-Exempt Money Market Fund

    Supplement to Statement of Additional Information dated November 1, 1996

      The following unaudited financial statements and notes apply to Cash Resource California Tax-Exempt Money Market Fund and Cash Resource New York Tax-Exempt Money Market Fund and cover the period December 9, 1996 (the Funds' commencement of operations) through January 31, 1997.


CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B)                                               57.32%

  ABAG Finance Authority 1993 C.O.P.,
     3.40%, 1/01/23                                                                      $ 3,300      $  3,300
  Anaheim C.O.P. 1993 Refunding Project,
     3.4%, 8/01/19                                                                         3,800         3,800
  CA HFA Revenue Bond (Adventist Health)
     Series A, 3.40%, 8/01/21                                                              3,500         3,500
  CA PCRB (Contra Costa Waste) Series A,
     3.55%, 12/01/10                                                                       2,000         2,000
  CA PCRB (Sanger Project) Series A,
     3.50%, 9/01/20                                                                        3,000         3,000
  CA PCRB (Shell Martiniz Refining) Series A,
     3.60%, 10/01/31                                                                       3,000         3,000
  CA PCRB (Western Waste), 3.43%, 12/01/00                                                 2,200         2,200
  CA Statewide Community Development,
     3.60%, 4/01/11                                                                        2,200         2,200
  Chula Vista IDRB (San Diego Gas & Electric)
     3.80%, 12/01/21                                                                       1,500         1,500
  Corona MFHB (Country Hills Project), Series B,
     3.45%, 2/01/20                                                                        3,000         3,000
  Fremont MFHB (Creekside Village Apartments),
     Series D, 3.42%, 9/01/07                                                              3,000         3,000
  Irvine Public Facilities Capital Improvement,
     3.45%, 11/01/10                                                                       3,400         3,400
  Los Angeles County Pension Obligation, Series C,
     3.40%, 6/30/07                                                                        3,000         3,000
  Redlands C.O.P. (Sewer Facilities), 3.50%, 9/01/17                                       1,110         1,110
  Riverside City TRANS, Series B, 3.45%, 6/30/97                                           3,100         3,100
  San Francisco City & County MFHB
     (Rincon Center Project), Series B, 3.45%, 12/01/06                                    1,010         1,010
  Simi Valley Public Finance Authority Lease
     Revenue, 3.50%, 9/01/15                                                               3,000         3,000
  Southern California Public Power Authority Power
     Project Revenue Bonds 1996, Series C, 3.40%, 7/01/17                                  2,000         2,000
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT SECURITIES                                                               47,120
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                            40.68%

  CA PCRB (Dow Chemical), Series 1985,
     3.30%, 2/24/97                                                                      $ 2,500      $  2,500
  CA PCRB Pacific Gas & Electric,
     3.25%-3.30%, 2/20/97-5/19/97                                                          5,000         5,000
  CA PCRB (Southern California), Series 1985 A,
     3.30 %, 2/25/97                                                                       3,000         3,000
  City of San Diego IDRB, 3.30%, 2/27/97                                                   2,000         2,000
  Commonwealth-Puerto Rico TRANS, Series A,
     4.00%, 7/30/97                                                                        3,200         3,209
  Los Angeles City Metropolitan,
     3.40%, 3/20/97                                                                        4,000         4,000
  Los Angeles USD TRANS, 4.50%, 9/30/97                                                    4,000         4,027
  Puerto Rico GDB TECP, 3.35%, 2/03/97                                                     4,700         4,700
  Sacremento Muni Utilities,
     3.25%-3.30%, 2/26/97-5/21/97                                                          5,000         5,000
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                       33,436
--------------------------------------------------------------------------------------------------------------

OTHER                                                                   1.66%
  California Money Fund, 3.39%, 2/03/97                                                    1,366         1,366
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $81,922) (D)                                          99.66%                    81,922
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                  0.34%                       280
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   100.00%                  $ 82,202
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIO OF INVESTMENT.

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B)                                               64.79%

  NY State GO Bonds 1994, Series A A-5,
     3.65%, 8/01/15-8/01/16                                                              $   300      $    300
  NY City Housing Development (Columbus
     Apartments) MFHB Series A, 3.35%, 3/15/25                                               300           300
  NY City Housing Development (Tribeca Towers)
     MFHB Series A, 3.45%, 12/15/24                                                          300           300
  NY IDRB (Brooklyn Navy Yard), 3.75%, 7/01/29                                               300           300
  NY City Cultural Resource Revenue (American
     Museum of Natural History) Series B,
     3.35%, 4/01/21                                                                          300           300
  NY City Cultural Resource Revenue (Solomon R.
     Guggenheim) Series B, 3.50%, 12/01/15                                                   300           300
  NY State Dormitory Authority (Metropolitan
     Museum of Art) Series A, 3.40%, 7/01/15                                                 300           300
  NY State Energy Electric Facility (LILCO) Series B,
     3.45%, 11/01/23                                                                         400           400
  NY State Energy Resource Development PCRB,
     (NY State Electric & Gas) Series C,
     3.55%, 6/01/29                                                                          320           320
  NY State Housing (Liberty View) Series 1985A,
     3.40%, 11/01/05                                                                         100           100
  NY State HFA (Normandie Court I Project),
     3.45%, 5/15/15                                                                          300           300
  NY State (LGAC) Series C, 3.40%, 4/01/25                                                   400           400
  NY State Medical Care (Pooled Equipment Loan
     Program II) Series A, 3.35%, 11/01/03                                                   300           300
  Niagra Falls Bridge Commission Toll Revenue
     Series A, 3.35%, 10/01/19                                                               300           300
  Port Authority of NY and NJ (Versatile Structure
     Obligation) Series 1996, 3.65%, 8/01/24                                                 300           300
  Suffolk County Water Authority BANS,
     3.45%, 2/08/01                                                                          300           300
  Triborough Bridge and Tunnel Authority,
     Special Obligation, 3.40%, 1/01/24                                                      300           300
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                         5,120
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                           29.77%

  City of Mount Vernon, New York School District
     5.40%, 2/01/97                                                                      $   250      $    250
  Commonwealth of Puerto Rico TRANS, Series A,
     4.00%, 7/30/97                                                                          301           301
  Nassau County BANS, Series A, 4.25%, 8/15/97                                               301           301
  NY Dormitory Authority (Sloan Kettering
     Cancer Center) Series 1989C, 3.40%, 2/20/97                                             300           300
  NY State BANS, 3.35%, 2/06/97                                                              300           300
  NY State Environmental Solid Waste Disposal (GE Project) Series
     1992A, 2/26/97                                                                          300           300
  NY State GO, 3.45%, 2/20/97                                                                300           300
  Puerto Rico GDB TECP, 3.35%, 2/03/97                                                       300           300
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                        2,352
--------------------------------------------------------------------------------------------------------------

OTHER                                                                   3.96%
  PNC Municash, 3.33%, 2/03/97                                                               313           313
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $7,785) (D)                                    98.52%                            7,785
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                           1.48%                              117
--------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            100.00%                         $  7,902
--------------------------------------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS

BANS - Bond Anticipation Notes            IDB - Industrial Development Bond
CA - California                           IDRB - Industrial Development Revenue
C.O.P. - Certificate Of Participation            Bond
DFA - Development Finance Authority       MFHB - Multi-Family Housing Bond
GO - General Obligation                   NY - New York
HAD - Housing Development Authority       NJ - New Jersey
HFA - Housing Finance Authority           PCRB - Pollution Control Revenue Bond
IDA - Industrial Development Authority    RANS - Revenue Anticipation Notes
                                          TECP - Tax-Exempt Commercial Paper
                                          TRANS - Tax and Revenue Anticipation
                                                  Notes

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

NOTES TO PORTFOLIOS OF INVESTMENTS

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securites Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.

(b) Floating Rate Securities -- The rates shown are the effective rates at January 31, 1997.

(c) Interest rates represent annualized yield to date of maturity, except for variable rate securities described in (b).

(d) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(e) Fully collateralized by various U.S. Treasuries and U.S. Agencies Securities with total par value of $134,915, maturity dates of 2/01/97-10/01/32, rates of 5.57%-12.00%, and total market value of $103,172.

(f) Fully collateralized by various U.S. Treasuries and U.S. Agencies Securities with total par value of $117,723, maturity dates of 3/06/97-1/01/27, rates of 5.81%-10.00%, and total market value of $102,602.

(g) Fully collateralized by various U.S. Agencies Securities with total par value of $103,512, maturity dates of 11/15/04-2/1/27, rates of 5.50%-8.50%
    and total market value of $101,943.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                           California    New York
                                              Tax-         Tax-
                                             Exempt       Exempt
                                             Money        Money
                                             Market       Market
                                              Fund         Fund
-----------------------------------------------------------------

ASSETS
  Investments, at amortized cost (Note 2)
     Investment securities                  $ 81,922      $7,785
     Repurchase agreements                         -           -
-----------------------------------------------------------------
     Total investments                        81,922       7,785
  Receivables
     Interest receivable                         386          33
  Deferred expenses (Note 2)                       6           -
  Other                                           19          97
-----------------------------------------------------------------
     Total assets                             82,333       7,915
-----------------------------------------------------------------

LIABILITIES
  Payables
     Dividends                                   107          10
     Investments purchased                         -           -
     Accrued distribution fee
       (Note 3)                                    6           -
     Accrued transfer agent fee                    7           -
     Accrued expenses and other
       liabilities                                11           3
-----------------------------------------------------------------
     Total liabilities                           131          13
-----------------------------------------------------------------
NET ASSETS                                  $ 82,202      $7,902
-----------------------------------------------------------------

  Shares outstanding                          82,202       7,902
  Net asset value per share                 $   1.00      $ 1.00
-----------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                            California    New York
                                               Tax-         Tax-
                                              Exempt       Exempt
                                              Money        Money
                                              Market       Market
                                              Fund*        Fund*
------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                     $465         $ 38
------------------------------------------------------------------

EXPENSES
  Distribution fee (Note 3)                      46            4
  Management fee (Note 3)                        30            2
  Transfer agent fee (Note 3)                    14            2
  Custodian and accounting fees
     (Note 3)                                     5            1
  Shareholder reports                             1            -
  Registration fees                               5            2
  Professional fees                               1            -
  Organizational expenses                         -            -
  Directors' fees                                 -            -
  Other                                           1            -
------------------------------------------------------------------
     Total expenses                             103           11
------------------------------------------------------------------
Deduct
  Waiver of management fee (Note 3)               -            2
------------------------------------------------------------------
Net expenses                                    103            9
------------------------------------------------------------------
NET INVESTMENT INCOME                           362           29
------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     investments sold                             -            -
------------------------------------------------------------------
Net increase in net assets resulting
  from operations                              $362         $ 29
------------------------------------------------------------------

*For the period from December 9, 1996 (commencement of operations) to January 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                                  California         New York
                                                                                  Tax-Exempt        Tax-Exempt
                                                                                     Money            Money
                                                                                  Market Fund       Market Fund
                                                                                 -------------     -------------
                                                                                    Period            Period
                                                                                     Ended             Ended
                                                                                   1/31/97*          1/31/97*
                                                                                  (Unaudited)       (Unaudited)
-------------------------------------------------------------------------------  -------------------------------

INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                                            $     362          $    29
  Net realized gain (loss) on investments sold                                             -                -
-------------------------------------------------------------------------------  -------------------------------
       Increase in net assets from operations                                            362               29

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                 (362)             (29)
  Net realized gain on investments                                                         -                -
-------------------------------------------------------------------------------  -------------------------------
       Net decrease from distributions                                                  (362)             (29)
-------------------------------------------------------------------------------  -------------------------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)
  Net proceeds from sale of shares                                                   149,654           14,154
  Reinvestment of dividends                                                              254               19
  Cost of shares redeemed                                                            (67,706)          (6,271)
-------------------------------------------------------------------------------  -------------------------------
       Change in net assets from capital share transactions                           82,202            7,902
-------------------------------------------------------------------------------  -------------------------------
Net increase in net assets                                                            82,202            7,902

NET ASSETS
  Beginning of period                                                                      -                -
-------------------------------------------------------------------------------  -------------------------------
  End of period                                                                    $  82,202          $ 7,902
-------------------------------------------------------------------------------  -------------------------------

 *For the period from December 9, 1996 (commencement of operations) to January 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS


                                                California Tax-Exempt                  New York Tax-Exempt
                                                  Money Market Fund                     Money Market Fund
                                                ---------------------                  -------------------
                                                    Period Ended                          Period Ended
                                                     1/31/97***                            1/31/97***
                                                     (Unaudited)                           (Unaudited)
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000                               $ 1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.004                                 0.004
DISTRIBUTIONS
  Net investment income                                 (0.004)                               (0.004)

----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $ 1.000                               $ 1.000
----------------------------------------------------------------------------------------------------------

Total Return                                              0.41%                                 0.41%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $82,202                               $ 7,902

Ratio of expenses to average net assets                   0.75%(a)                              0.80%(a)

Ratio of expenses to average net assets
 excluding waivers                                        0.75%(a)                              1.04%(a)

Ratio of net investment income to average net
 assets                                                   2.70%(a)                              2.71%(a)
----------------------------------------------------------------------------------------------------------

(a) Annualized.

** Includes net realized capital gains (losses) which were under $0.001 per share.

*** For the period from December 9, 1996 (commencement of operations) to January
    31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at January 31, 1997 as follows:

    Cash Resource Money Market Fund ("Money Market Fund")

    Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund")

    Cash Resource Tax-Exempt Money Market Fund ("Tax-Exempt Fund")

    Cash Resource California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund")

    Cash Resource New York Tax-Exempt Money Market Fund ("New York Tax-Exempt Fund")


The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D. Expenses

Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E. Fund Share Valuation and Dividends to Shareholders

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined twice daily as of 12:00 noon and 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

F. Federal Income Taxes

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1996, U.S. Government Fund for federal tax purposes, had a capital loss carryforward of approximately $54,000. Pursuant to the Code, such capital loss carryforwards expire as follows: $1,000 in 2002 and $53,000 in 2003.

G. Deferred Expenses

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AGREEMENT

On November 1, 1996, Mentor Investment Advisors, LLC (formerly Commonwealth Investment Counsel, Inc.) became the Fund's investment adviser (Mentor Advisors). Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC (formerly, Mentor Investment Group, Inc.). Mentor Investment Group, LLC (Mentor) is a subsidiary of Wheat First Butcher Singer, Inc. (Wheat).




Also, effective November 1, 1996, EVEREN Capital Corporation acquired a 20% ownership interest in Mentor Investment Group, LLC from Wheat First Butcher Singer, Inc. As part of the acquisition agreement, EVEREN may acquire additional ownership based principally on the amount of Mentor Investment Group, LLC's revenues attributable to clients of EVEREN Securities, Inc. and its affiliates.


Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

Prior to November 1, 1996, Commonwealth Advisors, Inc. (Investment

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Adviser) served as the Funds' investment adviser. Commonwealth Investment Counsel, Inc. (Commonwealth), an affiliate of the Investment Adviser served as sub-adviser to each of the Funds, pursuant to a sub-advisory agreement among the Investment Adviser, Commonwealth and the Trust.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the period ended January 31, 1997, Mentor Advisors earned the following advisory fees:

                                              Adviser
                              Adviser           Fee
                                Fee         Voluntarily
                               Earned         Waived
-------------------------------------------------------
Money Market Fund            $1,583,037       $     -
U.S. Government Fund          1,946,036             -
Tax-Exempt Fund                 557,300             -
California Tax-Exempt
  Fund                           30,489             -
New York Tax-Exempt Fund          2,392         2,392
-------------------------------------------------------

In addition, the Funds provide direct reimbursement to Mentor for certain accounting and operation related costs not covered under the Investment Management Agreement. For the period ended January 31, 1997, the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund paid $26,864, $61,426 and $12,888 respectively to Mentor for these direct reimbursements.

DISTRIBUTION AGREEMENT

Under a Distribution Agreement, Mentor Distributors, LLC (Mentor Distributors) (formerly, Mentor Distributors, Inc.) a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for the Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for the Tax-Exempt Fund and California Tax-Exempt Fund.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.33% in the case of Tax-Exempt Fund and California Tax-Exempt
Fund).

TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the period ended January 31, 1997, Wheat earned fees of $1,729,968, $1,722,616, $225,724, $14,403 and $2,000 respectively from the Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund.

NOTE 4: CONCENTRATION OF CREDIT RISK


California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                                            PART C

                                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

        (a)    Financial Statements
               Included in Parts A and B:


               (1)    Statements of Assets and Liabilities - January 31, 1997
                      (unaudited).(7) Statements of Operations - period ended
                      January 31, 1997 (unaudited).(7) Statements of Changes in net assets -- period ended January 31, 1997 (unaudited).
                      (5) Financial Highlights (unaudited).(7) Notes to
                      Financial Statements (unaudited).


               Included in Part C: None.

        (b)    Exhibits

               (1)  (A)  Agreement and Declaration of Trust(1)
                    (B)  Amendments to Agreement and Declaration of
                         Trust(2)(3)
               (2)       Bylaws(1)
               (3)       Inapplicable
               (4)  (A)  Forms of certificate representing shares of beneficial interest(1)
                    (B) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights(1)
                    (C)  Portions of Bylaws Relating to Shareholders' Rights(1)
               (5)  (A)  Management Contract dated December 17, 1993(4)
                    (B)  Subadviser Contract dated December 17, 1993(4)
               (6)       Distribution Agreement dated December 17, 1993(4)
               (7)       Inapplicable
               (8)       Custody Agreement dated December 20, 1993(4)
               (9)  (A)  Agency Agreement dated December 20, 1993(4)
                    (B)  Draft Processing Agency Agreement dated December 20,
                         1993(4)
               (10)      Opinion and Consent of Ropes & Gray(2)

               (11)      Not applicable

               (12)      Inapplicable
               (13)      Initial Capital Agreement dated December 17, 1993(4)
               (14)      Inapplicable
               (15) (A)  Distribution Plan and Agreement on behalf of Cash
                         Resource Money Market Fund dated December 17, 1993(4)
                    (B)  Distribution Plan and Agreement on behalf of Cash
                         Resource U.S. Government Money Market Fund dated
                         December 17, 1993(4)

                                 -1-






                    (C)  Distribution Plan and Agreement on behalf of Cash
                         Resource Tax-Exempt Money Market Fund dated
                         December 17, 1993(4)

                    (D) Form of Distribution Plan and Agreement on behalf of Cash Resource New York Tax-Exempt Money Market Fund (6)

                    (E) Form of Distribution Plan and Agreement on behalf of Cash Resource California Tax-Exempt Money Market
                         Fund (6)

               (16)      Schedule of Computation of Performance(5)

               (17)      Financial Data Schedules(7)
                    (A)  Cash Resource California Tax-Exempt Money Market Fund
                    (B)  Cash Resource New York Tax-Exempt Money Market Fund


(1) Incorporated by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on July 7, 1993.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on October 15, 1993 (File No. 33-65818).

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on November 5, 1993 (File No. 33- 65818).

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on October 3, 1994 (File No. 33- 65818).

(5) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on September 29, 1995 (File No. 33-65818).

(6) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on August 12, 1996 (File No. 33-65818).

(7)     Filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant

        None.

Item 26.  Number of Record Holders of Securities

        The following table shows the approximate number of holders of record shares of beneficial interest of the Funds as of June 19, 1997.


                                                  Number of Record
               Series                                  Holders

        Cash Resource Money Market Fund               324,362
        Cash Resource U.S. Government
            Money Market Fund                         296,097
        Cash Resource Tax-Exempt Money
            Market Fund                                27,809
        Cash Resource California Tax-Exempt
            Money Market Fund                             133
        Cash Resource New York Tax-Exempt
            Money Market Fund                           3,569

Item 27.  Indemnification

      The information required by this item is incorporated herein by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-65818).

Item 28.  Business and Other Connections of Investment Adviser

      The business and other connections of each director, officer, or partner of Mentor Advisors in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.


                                                   Business, Profession
                                                  Vocation or Employment
                          Position with              during the past
Name                    Investment Advisor          two fiscal years

John G. Davenport       Managing Director        None

R. Preston Nuttall      Managing Director        Formerly, Senior Vice
                                                 President, Capitoline
                                                 Investment Services, 919 East
                                                 Main Street Richmond, VA 23219

Paul F. Costello        Managing Director        Managing Director, Wheat First
                                                 Butcher Singer, Inc. and Mentor
                                                 Investment Group, LLC;
                                                 President, Mentor Funds, Mentor
                                                 Income Fund, Inc. and Cash
                                                 Resource Trust; Executive Vice
                                                 President and Chief
                                                 Administrative Officer,
                                                 America's Utility Fund, Inc.;
                                                 Director, Mentor Perpetual
                                                 Advisors, LLC and Mentor Trust
                                                 Company.

Theodore W. Price       Managing Director        Formerly, President, Charter
                                                 Asset Management, Inc.

P. Michael Jones        Managing Director        Formerly, Managing Director,
                                                 Commonwealth Investment
                                                 Counsel, Inc.

Thomas L. Souders       Treasurer                Managing Director and Chief
                                                 Financial Officer, Wheat, First
                                                 Securities, Inc.; formerly,
                                                 Manager of Internal Audit,
                                                 Heilig-Meyers; formerly,
                                                 Manager, Peat Marwick &
                                                 Mitchell & Company


Robert P. Wilson        Assistant Treasurer      Assistant Treasurer, Mentor
                                                 Distributors, Inc.

John M. Ivan            Secretary                Managing Director, Senior Vice
                                                 President and Assistant General
                                                 Counsel, Wheat, First
                                                 Securities, Inc.; Managing
                                                 Director and Assistant
                                                 Secretary, Wheat First Butcher
                                                 Singer, Inc.; Clerk, Cash
                                                 Resource Trust; Secretary,
                                                 Mentor Funds


Howard T. Macrae, Jr.   Assistant Secretary      Assistant Secretary, Mentor
                                                 Investment Advisors, LLC and
                                                 Mentor Distributors, LLC


* The address of Mentor Investment Group, LLC, Wheat, First Securities, Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000 Broken Land Parkway, Columbia, MD 21044.


Item 29.  Principal Underwriters

(a) Mentor Distributors, LLC acts as the principal underwriter for the Trust.


(b)
    Name and Principal          Positions and Offices  with    Positions and Offices with
    Business Address            Underwriters                   Registrant

Peter J. Quinn, Jr.             President and Director         Trustee
901 East Byrd Street
Richmond, VA  23219

Paul F. Costello                Senior Vice President          President
901 East Byrd Street
Richmond, VA  23219

Thomas L. Souders               Treasurer                      Trustee
901 East Byrd Street
Richmond, VA  23219

John M. Harris                  Secretary                      None
901 East Byrd Street
Richmond, VA  23219

John M. Ivan                    Assistant Secretary            Clerk
901 East Byrd Street
Richmond, VA  23219



(c) Inapplicable

Item 30.  Location of Accounts and Records

        Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, John M. Ivan; Registrant's investment adviser, Mentor Advisors; and Registrant's transfer agent and custodian, Investors Fiduciary Trust Company. The address of the Clerk and Mentor Advisors is 901 East Byrd Street, Richmond, Virginia 23219. The address of the transfer agent and custodian is 127 West 10th Street, Kansas City, Missouri 64105-1716.

Item 31.  Management Services

        None.

Item 32.  Undertakings

        (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a

               Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        (b) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                            NOTICE

        A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 23rd day of June, 1997.


                                          CASH RESOURCE TRUST

                             By: /s/ Paul F. Costello
                             Name: Paul F. Costello
                             Title: President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of June, 1997.


      Signature                                             Title
         *                                                  Chairman; Trustee
Daniel J. Ludeman

         *                                                  Trustee
Arnold H. Dreyfuss


         *                                                  Trustee
Thomas F. Keller


         *                                                  Trustee
Louis W. Moelchert, Jr.


         *                                                  Trustee
Stanley F. Pauley

         *                                                  Trustee
Troy A. Peery, Jr.






         *                                                  Trustee

Peter J. Quinn, Jr.


/s/ Paul F. Costello                                        President; Principal Executive
Paul F. Costello                                            Officer

/s/ Terry L. Perkins                                        Treasurer; Principal Financial
Terry L. Perkins                                            Officer; Principal Accounting Officer

*By: /s/ Paul F. Costello
    Paul F. Costello
    Attorney-in-Fact



                               POWER OF ATTORNEY


         We, the undersigned Officers and Trustees of Cash Resource Trust (the
"Trust"), hereby severally constitute and appoint Daniel J. Ludeman, Paul F.
Costello and Terry L. Perkins, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statement on Form
N-1A of the Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS our hands and common seal on the date set forth below.


SIGNATURE                       TITLE                               DATE
---------                       -----                               ----

/s/ Arnold H. Dreyfuss          Trustee                        March 27, 1997
----------------------
Arnold H. Dreyfuss



/s/ Thomas F. Keller            Trustee                        March 27, 1997
------------------------
Thomas F. Keller



/s/ Daniel J. Ludeman           Chairman; Trustee              March 27, 1997
-----------------------
Daniel J. Ludeman



/s/ Louis W. Moelchert, Jr.     Trustee                        March 27, 1997
---------------------------
Louis W. Moelchert, Jr.



/s/ Stanley F. Pauley           Trustee                        March 27, 1997
---------------------
Stanley F. Pauley






/s/ Troy A. Peery, Jr.          Trustee                        March 27, 1997
-----------------------
Troy A. Peery, Jr.



/s/ Peter J. Quinn, Jr.         Trustee                        March 27, 1997
------------------------
Peter J. Quinn, Jr.



/s/ Paul F. Costello            President                      March 27, 1997
------------------------        (Principal Executive
Paul F. Costello                Officer)



/s/ Terry L. Perkins            Treasurer                      March 27, 1997
------------------------        (Principal Financial
Terry L. Perkins                and Accounting
                                Officer)











                                         EXHIBIT INDEX
Exhibit No.                                Exhibit                 Page No.

  17(A)                   Financial Data Schedule-Cash Resource
                          California Tax-Exempt Money Market Fund


  17(B)                   Financial Data Schedule-Cash Resource
                          New York Tax-Exempt Money Market Fund


